Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	₺ 2,559,452	₺ 4,902,901	₺ 5,428,208
Tax at the Turkiye's tax rate	(588,674)	(1,225,726)	(1,194,206)
Difference in overseas tax rates	119,988	25,863	(7,971)
Effect of exemptions	754,032	361,465	226,745
Previously unrecognized tax losses used to reduce deferred tax expense			1,488,420
Utilization of previously unrecognized tax losses			15,080
Effect of amounts which are not deductible and permanent differences	(237,579)	(748,345)	(278,604)
Change in unrecognized deferred tax assets	(333,765)	(17,970)	(47,094)
Adjustments for current tax of prior years	9,684	(8,402)	62,457
Effect of increase in corporate tax rate in Turkiye	235,539	430,575
Tax effect of investment in associate and joint venture	(47,467)	(17,436)	(5,852)
Inflation adjustment	1,705,480	624,162	(1,181,611)
Other	(1,941)	3,494	2,894
Total income tax expense	₺ 1,615,297	₺ (572,320)	₺ (919,742)